Fair Value Measurements (Fair Value Balance Sheet Long-Term Debt Grouping) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross	$ 3,036,705	$ 3,121,558
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, net	2,993,204	3,075,880
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	3,115,478	3,234,432
Parent
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross	3,036,705	3,121,558
Long-term debt, net	2,993,204	3,075,880
Bank Credit Facility [Member] | Fair Value, Measurements, Nonrecurring [Member] | Parent | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross	1,536,251	1,621,054
Long-term debt, net	1,512,309	1,595,703
6.875 % Senior Notes Due 2023 | Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross	750,000	750,000
Long-term debt, net	740,983	740,545
6.375% Senior Notes Due 2026 | Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross	750,000	750,000
Long-term debt, net	739,458	739,128
Level 1 | 6.875 % Senior Notes Due 2023 | Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross		750,000
Level 1 | 6.875 % Senior Notes Due 2023 | Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, net		740,545
Level 1 | 6.875 % Senior Notes Due 2023 | Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	791,250	798,750
Level 1 | 6.375% Senior Notes Due 2026 | Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross		750,000
Level 1 | 6.375% Senior Notes Due 2026 | Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, net		739,128
Level 1 | 6.375% Senior Notes Due 2026 | Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	780,000	810,000
Level 2 | Bank Credit Facility [Member] | Fair Value, Measurements, Nonrecurring [Member] | Parent | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross		1,621,054
Level 2 | Bank Credit Facility [Member] | Fair Value, Measurements, Nonrecurring [Member] | Parent | Line of Credit | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, net		1,595,703
Level 2 | Bank Credit Facility [Member] | Fair Value, Measurements, Nonrecurring [Member] | Parent | Line of Credit | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	1,543,774	1,625,178
Level 3 | Other Debt [Member] | Fair Value, Measurements, Nonrecurring [Member] | Parent | Other Debt Obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross		504
Level 3 | Other Debt [Member] | Fair Value, Measurements, Nonrecurring [Member] | Parent | Other Debt Obligations [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, net		504
Level 3 | Other Debt [Member] | Fair Value, Measurements, Nonrecurring [Member] | Parent | Other Debt Obligations [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	$ 454	$ 504